Note 46 - Related-Party Transactions - Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands		Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions Line Items
Financial guarantees given	[1]	€ 15,526,000	€ 16,454,000
Board Of Directors
Related Party Transactions Line Items
Corporate loans		617	611
Senior Management [Member]
Related Party Transactions Line Items
Corporate loans		3,759	3,783
Financial guarantees given		10	38
Senior Management Related Parties [Member]
Related Party Transactions Line Items
Corporate loans		€ 61	€ 69

[1]	(*) Non performing financial guarantees given amounted to €707 and €740 million, respectively, as of June 30, 2019 and December 31, 2018, respectively .